Segment Geographical Information And Major Customers	12 Months Ended
Dec. 31, 2023
Segment Geographical Information And Major Customers [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

NOTE 16 - SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

A.	General information

Since inception date, the operation of the Company is conducted through one operating segment, the optimization technology for video and photo compression, which represents a single reporting unit. This activity also represents the reportable segment of the Group.

B.	Revenues by geographic region are as follows:

	Year ended December 31
	2023	2022	2021

United States	$2,089	$2,134	$2,597
Israel	66	22	101
Rest of the world	754	707	602
	$2,909	$2,863	$3,300

Revenues were attributed to countries based on customer location.

C.	Long-lived assets, net, by geographic areas:

	As of December 31,
	2023	2022

Israel	$14	$12
United States	-	1
Russia	5	2
	$19	$15

Such balance is comprised of property and equipment that are attributed to the geographic area in which they are located or originated, as applicable.

D.	Major customers

During the years ended December 31, 2023, 2022 and 2021, the Company had one customer which accounted for 26%, 26% and 23% of the Company’s total revenues, respectively. In addition, the Company had several customers, which accounted for in aggregate 81% of the Company’s total trade receivables as of December 31, 2023 and 2022.

E.	Major product lines and services and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Software license:
Perpetual based software license - transferred at a point of time	$886	$1,068	$1,156
Term-based software license - transferred at a point of time	1,844	1,630	2,032
Total software license (*)	$2,730	$2,740	$3,188
PCS services transferred over a period of time	120	123	112
Web advertising at a point of time upon clicks	59	42	-
	$2,909	$2,863	$3,300

(*)	Revenue recognized from sales-based software license was $53, $48 and $45 during the years ended December 31, 2023, 2022 and 2021, respectively (see also Note 2O).